MESSAGE
To Our Shareholders

For the six month period ended December 31, 1995, total investment returns (price change and reinvested distributions) for Babson Tax-Free Income Fund were 6.9% for Portfolio L and 3.9% for Portfolio S. Portfolio MM's price remained at $1.00 and provided a return of 1.67% for the same period. Some income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

After struggling through 1994 _ one of the worst years on record, the general bond market came storming back in 1995 and ended the year on a very positive note. During 1995 taxable interest rates across the maturity spectrum dropped by approximately 20%, producing the biggest bull market in bonds in the last ten years and more than offsetting the record-setting slump in 1994. At December 31, yield on the thirty-year Treasury bond stood just below 6%, the lowest level in two years.

This powerful bond market rally occurred during a period of moderate economic growth and stable prices. The absence of inflationary pressures has been the primary force behind the bond market's strength. However, strong institutional demand for bonds, especially by insurance companies, and the prospect of meaningful federal budget reform also helped to fuel the rally.

Municipal bonds somewhat underperformed their taxable counterparts during 1995. The principal culprit reigning in performance was the fear of potential federal tax reform and the negative effects that it could have on the valuation of municipal bonds. Underperformance was concentrated in the intermediate and longer-term portion of the yield curve, which would suffer disproportionately if one of the proposed flat or consumption based taxes were law. Meanwhile, such political uncertainty has continued to provide attractive investment opportunities in the tax-free bond market.

At December 31, 1995, the average maturities of Portfolio L, S and MM were
14 years, 5 years and 39 days, respectively. The Fund's three portfolios offer shareholders the opportunity to invest in the types of securities which closely meet their individual requirements. They also make it possible to exchange assets among different portfolios without cost, as investment objectives and the market environment change.

We continue the policy of owning high quality issues in sectors of the market which we believe offer the best value at a particular time. This provides a favorable risk and return balance for shareholders.

Sincerely,


Larry D. Armel
President

Tables indicating Quality Ratings and Market Sector Diversification of D.L. Babson Tax-Free Income Fund's three portfolios are shown below:

Quality Ratings

	Portfolio	Portfolio	Portfolio
            L               S              MM
Aaa         47%             56%            75%
Aa          22              14             25
A           26              21              0
Lower        5               9              0
    TOTAL  100%            100%           100%

Source: Moody's

Market Sector Diversification
                                     Portfolio       Portfolio       Portfolio
                                         L               S               MM
Bonds Collateralized by
        U.S. Government Securities        7%              8%              2%
General Obligations                      33              39               8
Variable Rate Demand Bonds and Notes      0               1              71
Tax-Exempt Commercial Paper               0               0              17
Revenue:
  Electric                               12              12               0
  Housing and Housing Finance Agencies    5               8               0
  Pollution Control                       1               0               0
  Water and Sewer                        15               5               2
  Industrial Development                  0               0               0
  Education                               8               2               0
  Transportation                          4              12               0
  Hospital                               13              13               0
  Aviation                                2               0               0
       TOTAL                            100%            100%            100%

STATEMENT OF NET ASSETS
December 31, 1995 (unaudited)

PORTFOLIO L _ LONGER TERM


                                                       PRINCIPAL       MARKET
STATE/TERRITORY DESCRIPTION                              AMOUNT         VALUE

ARIZONA
   Maricopa Cnty Unified School Dist #48 (Scottsdale),
                9.25%, due July 1, 2007              $    500,000 $    697,500
CALIFORNIA
   California GO, 6.10%, due September 1, 2004          1,000,000    1,098,750
   California Health Fac Auth Rev (Kaiser Permanente
     Medical)(Call 10/1/01 @ 101), 5.45%,
     due October 1, 2013                                  250,000      250,625
   Pomona Unified School Dist GO (FGIC Ins)
     Series B, O.I.D., 5.50%, due August 1, 2015        1,000,000    1,015,000
   Santa Monica-Malibu Unified School Dist GO
     (Public School Fac Reconstruction) Series A
     (Call 8/1/01 @ 102), 6.90%, due August 1, 2012       500,000      552,500
   Santa Rosa Water Rev Ref (FGIC Ins) Series B
     (Call 9/1/10 @ 100), O.I.D., 6.00%,
     due September 1, 2015                                500,000      547,500
   Southern California Public Power Auth Project
     Rev Ref, Series A (Call 7/1/03 @ 102; Optional
     Put 7/1/05 @ 100), O.I.D.,
     5.00%, due July 1, 2015                            1,000,000      962,500
   Univ of California Multiple Purpose Rev (MBIA Ins)
     Series D (Call 9/1/02 @ 102), 5.50%,
     due September 1, 2003                                500,000      530,000
COLORADO
   Adams Cnty School Dist #12 Thornton Rev Ref
     (FGIC Ins), O.I.D.,
     6.20%, due December 15, 2010                         500,000      535,625
   Denver City & Cnty School Dist #1 GO, Series A
     (Call 12/1/04 @ 101),
     O.I.D., 5.125%, due December 1, 2012                 500,000      479,375
DISTRICT OF
COLUMBIA
   Dist of Columbia GO, Series A, 5.75%,
     due June 1, 2003                                     500,000      498,125
FLORIDA
   Palm Beach Cnty Airport Sys Rev Ref (MBIA Ins)
     (Call 10/1/01 @ 102),
     7.75%, due October 1, 2010                           500,000      591,250
   Sarasota Cnty School Board Financing Corp
     Lease Rev (MBIA Ins)(Pre-refunded 7/1/00 @ 101),
     O.I.D., 7.25%, due July 1, 2010                      500,000      566,875
   St. John's Cnty School Board Certificates of
     Participation (MBIA Ins),
     4.80%, due July 1, 2003                              500,000      512,500
GEORGIA
   Georgia Municipal Electric Auth Power Rev,
     Series O (Crossover Refunded by an Issue
     1/1/98 @ 102), 8.125%, due January 1, 2017         1,000,000    1,090,000
INDIANA
   Indiana Bond Bank Special Program, Series 94 A-1
     (Call 8/1/04 @ 102),
     5.60%, due August 1, 2015                            500,000      492,500
   Indiana State Office Bldg Commission Capital
     Complex Rev (MBIA Ins) Series A,
     7.40%, due July 1, 2015                              500,000      621,250
KANSAS
   Johnson Cnty Water Dist #1 Rev Ref
     (Call 12/1/96 @ 101), 7.25%,
     due December 1, 2002                                 500,000      522,040
LOUISIANA
   St. Tammany Parish Hosp Service Dist #2 Rev
     (Slidell Memorial Hosp & Medical Center)
     (Connie Lee Ins) (Call 10/1/04 @ 102), O.I.D.,
     6.125%, due October 1, 2011                          500,000      526,250
MASSACHUSETTS
   Massachusetts Health & Ed Fac Auth Rev
     (Winchester Hosp) Series C
     (Pre-refunded 7/1/01 @ 102), O.I.D.,
     7.55%, due July 1, 2011                              500,000      585,000
   Massachusetts Health & Ed Fac Auth Rev
     (Winchester Hosp) (Connie Lee Ins) Series D
     (Call 7/1/04 @ 102), O.I.D., 5.75%,
     due July 1, 2014                                     500,000      512,500
   Massachusetts Housing Finance Agy Projects,
     Series A (Call 4/1/03 @ 102), 6.375%,
     due April 1, 2021                                    975,000    1,001,812
MICHIGAN
   Milan Area Schools GO (Call 5/1/04 @ 101),
     O.I.D., 5.00%, due May 1, 2013                       500,000      488,125
MINNESOTA
   Southern Minnesota Municipal Power Agency
     Supply Sys Rev (MBIA Ins) Series B
     (Call 1/1/04 @ 102), O.I.D.,
     5.00%, due January 1, 2009                           500,000      493,750
NEW HAMPSHIRE
   New Hampshire GO Capital Improvement
     (College Savings Bond Program), O.I.D.,
     0.00%, due August 1, 2010                          1,000,000      466,250
NEW JERSEY
   New Jersey Economic Dev Auth Public Schools
     Rev (Small Project Loan Program)
     (Call 8/15/03 @ 102), 5.20%,
     due August 15, 2008                                  250,000      255,938
   New Jersey Turnpike Auth Rev, 10.375%,
     due January 1, 2003                                  220,000      267,575
NEW YORK
   Battery Park City Auth Rev Ref, Series A
     (Call 11/1/03 @ 102), O.I.D.,
     5.00%, due November 1, 2004                        1,000,000    1,005,000
   New York City Municipal Water Financing Auth
     Water & Sewer Sys Rev (FSA Ins) Series A
     (Call 6/15/01 @ 101),
     6.80%, due June 15, 2004                           1,000,000    1,117,500
   New York Dormitory Auth Rev (State Univ Ed Fac)
     Series B (Call 5/15/04 @ 102; Optional Put
     5/15/06 @ 100), O.I.D.,
     6.10%, due May 15, 2008                            1,000,000    1,048,750
   New York Environmental Fac Corp Pollution
     Control Rev (State Water-Revolving Fund) Series B
     (Call 9/15/02 @ 102),
     6.65%, due September 15, 2013                        500,000      562,500
   New York Medical Care Fac Finance Agy Rev
     Ref (Mental Health Services) (FSA Ins) Series F
     (Call 2/15/04 @ 102), O.I.D.,
     4.90%, due February 15, 2006                       1,000,000      992,500
   New York Thruway Auth Hwy & Bridge Trust Fund
     (FGIC Ins) Series B (Call 4/1/04 @ 102;
     Optional Put 4/1/06 @ 100), O.I.D.,
     5.80%, due April 1, 2007                             500,000      533,125
OHIO
   Euclid GO (Call 12/1/05 @ 102 & 12/1/07 @ 100),
     O.I.D., 5.45%, due December 1, 2008                  500,000      518,750
   Ohio Bldg Auth Ref (State Correctional Fac)
     Series A, O.I.D.,
     4.20%, due October 1, 2000                           500,000      497,500
RHODE ISLAND
   Rhode Island Depositors Economic Protection
     Corp Special Obligation (MBIA Ins) Series A
     (Pre-refunded 8/1/01 @ 102),
     7.50%, due August 1, 2014                            500,000      585,000
   Rhode Island Industrial Fac Corp Pollution
     Control Rev (Inge Co)(SBA Gtd)(Call 10/1/96 @ 100),
     9.125%, due October 1, 2000                          100,000      101,320
TEXAS
   Harris Cnty Toll Road Ref (FGIC Ins)
     (Call 8/15/04 @ 102; Optional Put 8/15/06 @ 100),
     O.I.D., 5.00%, due August 15, 2016                   500,000      484,375
   Houston Hotel Occupancy Tax Receipts Rev (FGIC Ins)
     Series A (Call 7/1/01 @ 100), 7.00%,
     due July 1, 2009                                     500,000      564,375
   Lewisville Independent School Dist (PSF Gtd)
     (Call 8/15/07 @ 100),
     O.I.D., 5.50%, due August 15, 2017                   500,000      504,375
TEXAS (Continued)
   Port Arthur Navigation Dist Pollution Control
     Rev Ref (Texaco Inc.),
     6.00%, due October 1, 2024                           500,000      500,000
   Texas Public Finance Auth Bldg Rev (AMBAC Ins)
     Series A (Call 2/1/05 @ 100),
     6.00%, due February 1, 2008                          500,000      535,000
UTAH
   Intermountain Power Agy Supply Rev Ref,
     Series D (Call 7/1/97 @ 102),
     8.625%, due July 1, 2021                             500,000      546,875
VIRGINIA
   Danville Industrial Dev Auth Hosp Rev
     (Danville Regional Medical Center) (FGIC Ins)
     (Call 10/1/04 @ 101), O.I.D.,
     6.375%, due October 1, 2014                          500,000      540,625
   Fairfax Cnty Water Auth Rev (Call 4/1/04 @ 102),
     O.I.D., 5.00%, due April 1, 2016                     500,000      478,125
   Prince William Cnty Service Auth Water &
     Sewer Sys Rev Ref (FGIC Ins)
     (Call 7/1/03 @ 102), O.I.D.,
     4.75%, due July 1, 2008                              500,000      473,750
WASHINGTON
   Washington GO, Series B & AT-7,
     6.25%, due June 1, 2010                              500,000      553,125
   Washington Public Power Supply Sys Nuclear
     Project #2 Rev Ref, Series 94 A
     (Call 7/1/04 @ 102), O.I.D.,
     5.375%, due July 1, 2011                             500,000      483,125
                                                                    28,786,810

REPURCHASE AGREEMENT
  UMB Bank, n.a., 5.25%, due January 2, 1996
    (Collateralized by U.S. Treasury Notes,
    7.75%, due March 31, 1996)                            100,000      100,000

TOTAL INVESTMENTS _ 98.60%                                        $ 28,886,810

Other assets less liabilities _ 1.40%                                  410,270

TOTAL NET ASSETS _ 100.00%
(equivalent to $9.06 per share; 50,000,000 shares
of $0.10 par value capital shares authorized;
3,235,379 shares outstanding)                                     $ 29,297,080

STATEMENT OF NET ASSETS
December 31, 1995 (unaudited)
PORTFOLIO S _ SHORTER TERM

                                                       PRINCIPAL       MARKET
STATE/TERRITORY DESCRIPTION                              AMOUNT        VALUE

ARIZONA
  Lake Havasu City Municipal Property Corp
    Fac Rev (MBIA Ins) Series D
    (Call 6/1/96 @ 101), 6.30%, due June 1, 1999   $    500,000 $    509,325
CALIFORNIA
   Sacramento Cnty Tax & Rev Anticipation Notes,
     4.75%, due October 4, 1996                       1,000,000    1,008,910
   San Buenaventura Water Ref Ref (AMBAC Ins),
     4.40%, due October 1, 2003                         400,000      395,500
   San Diego Cnty Regional Transportation
     Commission Sales Tax Rev (FGIC Ins) Series A,
     6.00%, due April 1, 2004                           500,000      545,000
DISTRICT OF
COLUMBIA
   Dist of Columbia GO, Series A,
     5.75%, due June 1, 2003                            500,000      498,125
   Washington D.C. Metropolitan Area Transportation
     Auth Gross Rev Ref (FGIC Ins), O.I.D.,
     4.70%, due July 1, 2003                            500,000      503,750
FLORIDA
   Florida Sunshine Skyway Rev Ref,
     6.00%, due July 1, 1996                            500,000      505,815
GUAM
   Guam Gov't Limited Obligation Hwy (Capital
     Guaranty)(FSA Ins) Series A,
     5.75%, due May 1, 2001                             500,000      534,375
   Guam Power Auth Rev, Series A,
     5.00%, due October 1, 2002                         500,000      494,375
ILLINOIS
   Illinois Finance Auth Industrial Dev Rev
     (Citizens Utility Co.)(Mandatory Redemption
     8/1/97 @ 100), 7.10%, due August 1, 2025           250,000      261,250
   Illinois GO (Call 12/1/96 @ 102),
     5.90%, due December 1, 1998                        500,000      517,740
   Illinois Toll Hwy Auth Priority Rev Ref,
     Series A (Call 1/1/03 @ 100),
     O.I.D., 3.50%, due January 1, 2005                 500,000      453,750
INDIANA
   Indianapolis Line of Credit Public Improvement
     Bond Bank, Series D,
     5.70%, due February 1, 2000                        250,000      260,625
MASSACHUSETTS
   Massachusetts Health & Ed Fac Auth Rev
     (New England Deaconess Hosp)
     Series D, 5.80%, due April 1, 1998                 500,000      513,125
   Massachusetts Health & Ed Fac Auth Rev
     (Winchester Hosp)(Connie Lee Ins) Series D,
     5.10%, due July 1, 2001                            500,000      515,625
   Massachusetts Housing Finance Agy Projects
     (AMBAC Ins) Series A,
     5.35%, due April 1, 2003                           500,000      525,000
   Massachusetts Municipal Wholesale Electric
     Co Power Supply Sys Rev,
     Series D, 5.70%, due July 1, 2001                  500,000      531,875
   Massachusetts Water Resources Auth, Series 90 A,
     7.00%, due April 1, 1999                           500,000      541,250
   Northampton GO (AMBAC Ins),
     6.80%, due December 1, 1998                        515,000      551,694
MICHIGAN
   Wayne Cnty Airport Rev (AMBAC Ins) Series B
     (Pre-refunded 12/1/00 @ 102),
     7.00%, due December 1, 2010                      1,000,000    1,138,750
MINNESOTA
   Minneapolis & St. Paul Housing & Redevelopment
     Auth Health Care Sys Rev (Healthspan)
     (AMBAC Ins) Series A,
     4.50%, due November 15, 2001                      500,000       500,625
MISSOURI
   Jackson Cnty Industrial Dev Auth Health
     Care Corp Rev (St. Joseph Health Center)
     (MBIA Ins), 4.60%, due July 1, 2001               500,000       505,000
   Sikeston Electric Rev Ref (MBIA Ins),
     5.80%, due June 1, 2002                           500,000       538,750
NEVADA
   Clark Cnty School Dist, Series A,
     7.20%, due March 1, 1998                          500,000       530,625
NEW HAMPSHIRE
   New Hampshire GO Capital Improvement
     (College Savings Bond Program),
     O.I.D., 0.00%, due August 1, 1996                 500,000       489,290
NEW JERSEY
   Montclair Township GO Ref,
     3.80%, due January 1, 1999                        500,000       491,250
   New Jersey GO, Series C,
     6.50%, due January 15, 2004                       500,000       539,375
NEW MEXICO
   Albuquerque Hosp Rev Ref (MBIA Ins)
     Series A, O.I.D.,
     5.60%, due August 1, 1999                         500,000       523,750
   Las Cruces School Dist #2  (MBIA Ins),
     6.125%, due August 1, 2000                        500,000       536,250
NEW YORK
   Battery Park City Auth Rev Ref, Series A,
     6.00%, due November 1, 2003                       500,000       542,500
   New York Dormitory Auth Rev (City Univ)
     Series U, 4.90%, due July 1, 1996                 500,000       502,795
   New York Medical Care Fac Finance Agy
     Rev Ref (Mental Health Services) Series F,
     6.00%, due August 15, 2002                        500,000       533,125
   New York Medical Care Fac Finance Agy Rev
     (Surgical Hosp)(FHA Ins) Series A,
     5.40%, due August 15, 2004                        500,000       526,250
   New York Thruway Auth Service Contract Rev
     (MBIA Ins), 5.375%, due April 1, 2004             500,000       524,375
NORTH CAROLINA
    Franklin Cnty Certificates of Participation
      (FGIC Ins), 5.60%, due June 1, 1998              500,000       516,875
    North Carolina Eastern Municipal Power Agy
      Sys Rev Ref, Series 93 B,
      5.375%, due January 1, 2001                      500,000       506,250
OHIO
    Columbus City School Dist (FGIC Ins)
      (Pre-refunded 12/1/02 @ 102),
      6.65%, due December 1, 2012                      500,000       573,750
    Hamilton Cnty GO, 4.40%, due December 1, 2001      500,000       500,000
    Ohio Special Obligation (AMBAC Ins) Series A,
      5.55%, due June 1, 2000                          500,000       528,750
PUERTO RICO
    Puerto Rico Commonwealth Hwy & Transportation
      Auth Rev Ref, Series V,
      6.10%, due July 1, 2001                          250,000       268,125
    Puerto Rico Electric Power Auth Rev Ref,
      Series Q, 5.30%, due July 1, 1998                500,000       513,125
RHODE ISLAND
    Rhode Island Depositors Economic Protection
      Corp Special Obligation (FSA Ins) Series A,
      5.60%, due August 1, 1998                        500,000       519,375
SOUTH CAROLINA
    South Carolina GO, O.I.D.,
      4.20%, due April 1, 2002                         500,000       497,500
SOUTH DAKOTA
    South Dakota Housing Dev Auth (Home
      Ownership Mortgage) Series C,
      4.70%, due May 1, 1999                           500,000       506,875
TENNESSEE
    Tennessee Housing Dev Agy Mortgage
      Finance, Series A,
      4.95%, due July 1, 2000                          500,000       506,250
TEXAS
    Round Rock GO (Call 8/1/97 @ 100),
      6.40%, due August 1, 1998                        500,000       517,500
    San Antonio Water Rev (Pre-refunded
      5/1/00 @ 49.8), O.I.D.,
      0.00%, due May 1, 2010                         1,250,000       514,062
VIRGINIA
    Chesterfield Cnty Certificates of
      Participation (Pre-refunded 12/15/96 @ 102),
      7.45%, due June 15, 1997                         500,000       527,420
    Stafford Cnty Certificates of
      Participation (AMBAC Ins),
      4.15%, due November 1, 2000                      500,000       494,375
WASHINGTON
    Washington Public Power Supply Sys
      Nuclear Project #2 Rev Ref,
      Series B (MBIA Ins), 5.10%,
      due July 1, 2004                                 500,000       511,875
WISCONSIN
    Madison GO, Series B, 5.60%,
      due November 1, 2000                             300,000       318,375
    Milwaukee Metropolitan Sewer Dist GO, Series A,
      7.00%, due September 1, 2000                     500,000       556,250

TOTAL INVESTMENTS _ 98.16%                                      $ 26,966,551

Other assets less liabilities _ 1.84%                                504,234

TOTAL NET ASSETS _ 100.00%
(equivalent to $10.88 per share;
50,000,000 shares of $0.10 par value
capital shares authorized;
2,524,202 shares outstanding)                                   $ 27,470,785

STATEMENT OF NET ASSETS
December 31, 1995 (unaudited)
PORTFOLIO MM _ MONEY MARKET

                                                      PRINCIPAL       MARKET
STATE   DESCRIPTION                                    AMOUNT         VALUE
ALABAMA
   Columbia Industrial Dev Board Environmental
     Improvement Rev Ref (Alabama Power Co)
     Series 95 D, Fltg Rate,
     6.00%, due October 1, 2022                    $    300,000 $    300,000
ALASKA
   Alaska Housing Finance Corp, Series C
     (SBPA: Swiss Bank Corp),
     Fltg Rate, 5.15%, due June 1, 2026                 200,000      200,000
COLORADO
   Denver City & Cnty Certificates of
     Participation (MBIA Inc) Series A,
     7.00%, due April 1, 1996                           250,000      250,000
   Platte River Power Auth Electic Rev,
     Series S-1 (SBPA: Morgan Guaranty
     Trust Co)(Mandatory Redemption 1/16/96 @ 100),
     3.80%, due June 1, 2018                            400,000      400,000
CONNECTICUT
   Connecticut Special Assessment Unemployment
     Compensation Adv Fund Rev, Series C (FGIC Ins)
     (Optional Put 7/1/96 @ 100),
     3.90%, due November 15, 2001                       500,000      500,000
FLORIDA
   Florida Municipal Power Agy Tax-Exempt
     Coml Paper, Series A (LOC: First Union),
     3.80%, due January 12, 1996                        400,000      400,000
   Orlando Waste Water Sys Rev Ref, Series A
     (Line: Union Bank of Switzerland)
     (Mandatory Redemption 1/17/96 @ 100),
     3.90%, due October 1, 2015                         500,000      500,000
GEORGIA
   Burke Cnty Dev Auth Pollution Control Rev
     (Oglethorpe Power)(FGIC Ins) Series A
     (Line: Credit Locale de France), Fltg Rate,
     5.05%, due January 1, 2019                         500,000      500,000
HAWAII
   Hawaii Dept of Budget & Finance Special
     Purpose Mortgage Rev (Kaiser Permanente)
     Series 84 B (Optional Put 3/1/96 @ 100),
     3.75%, due March 1, 2014                           200,000      200,000
ILLINOIS
   Chicago GO Tender Notes, Series B (LOC:
     Morgan Guaranty Trust Co)(Mandatory Put
     5/1/96 @ 100),
     3.75%, due October 31, 1996                        200,000      200,000
KANSAS
   Kansas Dept of Transportation Hwy Rev,
     Series 94 B, Fltg Rate,
     5.05%, due September 1, 2014                       500,000      500,000
LOUISIANA
   Lake Charles Harbor & Terminal Dist Port
     Fac Rev (Conoco)(Guaranty: Dupont),
     Fltg Rate, 5.95%, due November 1, 2011             300,000      300,000
   Louisiana Offshore Terminal Auth Deepwater
     Port Rev Ref (Loop) (SBPA: Union Bank of
     Switzerland), Fltg Rate,
     5.90%, due September 1, 2006                       200,000      200,000
   Louisiana Recovery Dist Sales Tax Rev
     (MBIA Ins)(SBPA: Swiss Bank Corp),
     Fltg Rate, 6.00%, due July 1, 1998                 500,000      500,000
MARYLAND
   Howard Cnty Bond Anticipation Notes
     Tax-Exempt Coml Paper (LOC: Swiss Bank Corp),
     3.75%, due February 21, 1996                       400,000      400,000
MASSACHUSETTS
   Massachusetts Bay Transportation Auth General
     Transportation Sys, Series 84 A (LOC: State
     Street Bank)(Optional Put 3/1/96 @ 100),
     3.75%, due March 1, 2024                           200,000      199,980
MISSISSIPPI
   Jackson Cnty Port Auth Fac Rev Ref
     (Chevron Corp) Series 93,
     Fltg Rate, 5.95%, due June 1, 2023                 500,000      500,000
MISSOURI
   Kansas City School Dist Bldg Corp Insured
     Leasehold Rev (FGIC Ins) Series A,
     6.80%, due February 1, 1996                        270,000      270,640
NEW MEXICO
   Albuquerque Gross Receipts Lodgers Tax Rev
     (LOC: Canadian Imperial Bank of Commerce),
     Fltg Rate, 5.15%, due July 1, 2023                 200,000      200,000
   Albuquerque Airport Rev Ref (AMBAC Ins)
     Series 95 (SBPA: Canadian Imperial Bank
     of Commerce), Fltg Rate,
     5.05%, due July 1, 2014                            300,000      300,000
NORTH CAROLINA
   Raleigh-Durham Airport Auth Special Fac
     Rev Ref (American Airlines) Series A
     (LOC: Royal Bank Canada), Fltg Rate,
     5.95%, due November 1, 2005                        200,000      200,000
SOUTH CAROLINA
   Berkeley Cnty Pollution Control Fac Rev
     Ref (Amoco), Fltg Rate,
     5.95%, due July 1, 2012                            150,000      150,000
TENNESSEE
   Metropolitan Govt Nashville & Davidson
     Cnty Rev Ref (Pre-refunded 6/15/96 @ 102),
     6.50%, due June 15, 2006                           190,000      195,982
TEXAS
   Harris Cnty Industrial Dev Corp Pollution
     Control Rev (Exxon Corp), Series 84 B,
     Fltg Rate, 6.00%, due March 1, 2024                300,000      300,000
   North Central Health Fac Dev Corp Rev
     (Presbyterian Medical Center)(MBIA Ins)
     Series C (SBPA: NationsBank NC), Fltg Rate,
     6.00%, due December 1, 2015                        300,000      300,000
   Port Arthur Navigation Dist Pollution Control
     Rev Ref (Texaco Inc), Fltg Rate,
     6.00%, due October 1, 2024                         500,000      500,000
   Southwest Higher Ed Auth Inc Rev (Southern
     Methodist Univ)(LOC: Morgan Guaranty Trust Co),
     Fltg Rate, 5.95%, due July 1, 2015                 200,000      200,000
   Texas Municipal Power Agy Tax-Exempt Coml Paper
     (Line: Morgan Guaranty Trust Co; Canadian
     Imperial Bank of Commerce),
     3.60%, due February 22, 1996                       200,000      200,000
UTAH
   Intermountain Power Agy Power Supply Rev,
     Series 85 E (LOC: Swiss Bank Corp)
     (Optional Put 3/15/96 @ 100),
     3.75%, due July 1, 2014                           300,000       300,000
   Intermountain Power Agy Power Supply Rev,
     Series 85 F (SBPA: Bank of America)
     (Optional Put 6/17/96 @ 100),
     3.80%, due July 1, 2021                           250,000       250,000
   Salt Lake Pollution Control Rev Ref (British
     Petroleum), Fltg Rate,
     5.95%, due February 1, 2008                       300,000       300,000
   Salt Lake Water & Sewer Rev Ref (AMBAC Ins),
     7.15%, due February 1, 1996                       200,000       200,497
WASHINGTON
   Seattle Municipal Light & Power Rev (SBPA:
     Morgan Guaranty Trust Co),
     Fltg Rate, 5.00%, due November 1, 2018            200,000       200,000
   Washington Public Power Supply Sys Nuclear
     Project #1 Rev Ref, Series 1A-1 (LOC: Bank
     of America), Fltg Rate,
     4.95%, due July 1, 2017                           200,000       200,000
WISCONSIN
   Oak Creek Pollution Control Rev (Wisconsin
     Electric Power Co) Series 86, Fltg Rate,
     5.00%, due August 1, 2016                         400,000       400,000
   Sheboygan Pollution Control Rev (Wisconsin
     Power & Light Co),
     Fltg Rate, 5.25%, due August 1, 2014              200,000       200,000
   Wisconsin GO Operating Notes,
     4.50%, due June 17, 1996                          500,000       502,006

TOTAL INVESTMENTS _ 107.38%                                     $ 11,419,105

Other assets less liabilities  _ (7.38%)                            (784,518)

TOTAL NET ASSETS _ 100.00%
(equivalent to $1.00 per share;
100,000,000 shares of $0.10 par value
capital shares authorized;
10,624,329 shares outstanding)                                  $ 10,634,587




	Line (Line of Credit)
	LOC (Letter of Credit)
	SBPA (Stand by Purchase Agreement)

STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1995 (unaudited)

                                                      PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
ASSETS:
 Investment securities, at market value
  (identified cost of $27,024,538,
  $26,211,423 and $11,419,105, respectively)        $   28,886,810  $   26,966,551  $   11,419,105
 Interest receivable                                       542,470         416,953          80,567
 Receivable for investments sold                              _            511,375            _
 Other assets                                                 _                308             883
   Total assets                                         29,429,280      27,895,187      11,500,555

LIABILITIES AND NET ASSETS:
 Cash overdraft                                            132,024         418,744         865,826
 Payable to shareholders                                       176           5,658             142

   Total liabilities                                       132,200         424,402         865,968
NET ASSETS                                          $   29,297,080  $   27,470,785  $   10,634,587


NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)       $   27,797,708  $   26,754,615  $   10,629,972
  Accumulated undistributed net realized gain
   (loss) on investments                                  (362,900)        (38,958)          4,615
  Net unrealized appreciation in value
    of investments                                       1,862,272         755,128           _
NET ASSETS APPLICABLE TO OUTSTANDING SHARES         $   29,297,080  $   27,470,785  $   10,634,587


Capital shares, $0.10 par value
  Authorized                                            50,000,000      50,000,000     100,000,000

  Outstanding                                            3,235,379       2,524,202      10,624,329

NET ASSET VALUE PER SHARE                           $         9.06  $        10.88  $         1.00

See accompanying Notes to Financial Statements.
<?TABLE>

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1995 (unaudited)

                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INVESTMENT INCOME:
Income:
 Interest                                       $    815,666  $     721,372  $     236,161
Expenses:
 Management fees (Note 3)                            137,001        134,667         30,930
 Registration fees and other expenses                  9,230          9,108          4,071
                                                     146,231        143,775         35,001
   Net investment income                             669,435        577,597        201,160

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
Realized gain from investment transactions
 (excluding repurchase agreements):
 Proceeds from sales of investments               4,987,655       8,514,789     23,804,000
 Cost of investments sold                         4,815,208       8,425,395     23,804,000
   Net realized gain from investment
   transactions                                     172,447          89,394         _
 Unrealized appreciation on investments:
  Beginning of period                               758,117         332,614         _
  End of period                                   1,862,272         755,128         _
   Increase in net unrealized appreciation
   on investments                                 1,104,155         422,514         _
     Net gain on investments                      1,276,602         511,908         _
   Increase in net assets resulting from
   operations                                 $   1,946,037    $  1,089,505  $     201,160



See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
Six Months Ended December 31, 1995 (unaudited) and Year Ended June 30, 1995

                                                             PORTFOLIO L   PORTFOLIO S    PORTFOLIO MM
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                      $  1,404,025  $  1,223,840  $     435,006
 Net realized gain (loss) from investment transactions           574,833)      (12,967)          _
 Increase in net unrealized appreciation on investments        1,082,370       250,783           _
  Net increase in net assets resulting from operations         1,911,562     1,461,656        435,006
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                        (1,404,025)   (1,223,840)      (435,006)
  Net realized gain from investment transactions                 (65,946)      (15,040)        (1,592)
  Total distributions to shareholders                         (1,469,971)   (1,238,880)      (436,598)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold, 295,147(L),
   308,389(S), 29,790,951(MM)                                  2,494,554     3,278,080     29,790,961
 Net asset value of shares issued for reinvestment
   of distributions, 102,507(L), 75,054(S), 387,363(MM)          865,434       795,502        387,363
                                                               3,359,988     4,073,582     30,178,324
 Cost of shares redeemed, 626,791(L), 428,910(S),
   29,354,669(MM)                                             (5,282,957)   (4,528,824)   (29,354,677)
 Net increase (decrease) from capital share transactions      (1,922,969)     (455,242)       823,647
   Total increase (decrease) in net assets                    (1,481,378)     (232,466)       822,055
NET ASSETS _ June 30, 1994                                    29,537,358    28,592,106     14,896,238
NET ASSETS _ June 30, 1995                                  $ 28,055,980  $ 28,359,640  $  15,718,293

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                     $    669,435  $    577,597  $     201,160
  Net realized gain from investment transactions                 172,447        89,394           _
  Increase in net unrealized appreciation on investments       1,104,155       422,514           _
    Net increase in net assets resulting from operations       1,946,037     1,089,505        201,160
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (669,435)     (577,597)      (201,160)
  Net realized gain from investment transactions                    _          (66,705)          _
    Total distributions to shareholders                         (669,435)     (644,302)      (201,160)
DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 441,543(L), 75,346(S),
    11,054,590(MM)                                             3,898,182       816,411     11,058,855
  Net asset value of shares issued for reinvestment
  of distributions, 43,224(L), 36,244(S), 162,525(MM)            383,161       392,920        162,525
                                                               4,281,343     1,209,331     11,221,380
  Cost of shares redeemed, 486,821(L), 234,629(S),
    16,305,086(MM)                                            (4,316,845)   (2,543,389)   (16,305,086)
     Net decrease from capital share transactions                (35,502)   (1,334,058)    (5,083,706)
    Total increase (decrease) in net assets                    1,241,100      (888,855)    (5,083,706)
NET ASSETS _ June 30, 1995                                    28,055,980    28,359,640     15,718,293
NET ASSETS _ December 31, 1995                              $ 29,297,080  $ 27,470,785   $ 10,634,587


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in three series with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments _ Securities held in the short-term and long-term portfolios are valued at the market value on the last business day of the period as determined by an independent pricing service. Short-term notes and the money market portfolio are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes _ The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1995 (excluding repurchase agreements), were as follows:

Portfolio L
	Purchases 		$	4,829,260
        Proceeds from sales             4,987,655
Portfolio S
	Purchases		$	5,929,740
        Proceeds from sales             8,514,789
Portfolio MM
	Purchases		$	19,152,374
        Proceeds from sales             23,804,000

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company.
These fees are based on average daily net assets of the portfolios at the annual rate of .95 of one percent of net assets of Portfolio L and Portfolio S and .50 of one percent of net assets of Portfolio MM. Certain officers and/or directors of the Fund are also officers and/or directors of Jones
& Babson, Inc.

This report has been prepared for the information of the Shareholders of D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.